Fees and Expenses	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and fees to financial intermediaries, which are not reflected in the tables and examples below. Fund shares are only available through certain retail or institutional separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by those managed accounts.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
CLASS SMA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
CLASS SMA
Management Fees(1)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.35%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver/Expense Reimbursement(3)	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.00%
(1)	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
(3)	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 26, 2026, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable retail or institutional separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

Expense Example, With Redemption [Table]

	1 YEAR	3 YEARS
Class SMA Shares	$0	$0

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on March 26, 2025, information about the Fund’s portfolio turnover rate is not currently available.

Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and fees to financial intermediaries, which are not reflected in the tables and examples below. Fund shares are only available through certain retail or institutional separately managed accounts with which Thornburg Investment Management, Inc. (“Thornburg”) has an agreement to serve as investment adviser. The fees and expenses in the following tables do not reflect any charges that are imposed by those managed accounts.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
CLASS SMA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
CLASS SMA
Management Fees(1)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.35%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver/Expense Reimbursement(3)	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.00%
(1)	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
(3)	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 26, 2026, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example does not reflect any charges imposed by the applicable retail or institutional separately managed accounts through which the Fund is sold, and if such charges were reflected, the amounts shown in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs would be:

Expense Example, With Redemption [Table]

	1 YEAR	3 YEARS
Class SMA Shares	$0	$0

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on March 26, 2025, information about the Fund’s portfolio turnover rate is not currently available.